Financial Risk Management - Disclosure of Outstanding Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding Derivatives [Line Items]
Other current liabilities	kr 37,405	kr 38,891	kr 35,305
Currency Derivatives [member] | Cash flow hedges [member]
Outstanding Derivatives [Line Items]
Other current liabilities	kr 290